UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09435

Waddell & Reed Advisors Small Cap Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Small Cap Fund
March 31, 2007
COMMON STOCKS	Shares	Value

Air Transportation - 0.99%
UTi Worldwide Inc.	374,900	$9,201,921

Apparel - 0.96%
Volcom, Inc.*	262,000	8,993,150

Business Equipment and Services - 11.38%
Bucyrus International, Inc., Class A	323,294	16,636,709
CheckFree Corporation*	449,586	16,672,897
DealerTrack Holdings, Inc.*	342,600	10,514,394
Heartland Payment Systems, Inc.	511,400	12,089,496
Resources Connection, Inc.*	725,818	23,200,772
Tetra Tech, Inc.*	867,700	16,521,008
VeriFone Holdings, Inc.*	283,200	10,401,936
		106,037,212
Communications Equipment - 1.97%
General Cable Corporation*	343,400	18,347,862

Computers - Micro - 1.43%
Sonic Solutions*	947,800	13,330,807

Computers - Peripherals - 8.65%
Allscripts Healthcare Solutions, Inc.*	629,300	16,890,412
MICROS Systems, Inc.*	420,700	22,698,869
Stratasys, Inc.*	43,800	1,868,727
Transaction Systems Architects, Inc.*	816,700	26,432,496
Vital Images, Inc.*	380,600	12,645,435
		80,535,939
Consumer Electronics - 0.58%
DTS, Inc.*	221,500	5,360,300

Defense - 3.87%
DRS Technologies, Inc.	300,800	15,692,736
ESCO Technologies Inc.*	455,200	20,402,064
		36,094,800
Electrical Equipment - 1.77%
Microsemi Corporation*	795,300	16,534,287

Electronic Instruments - 4.95%
Energy Conversion Devices, Inc.*	451,100	15,738,879
FLIR Systems, Inc.*	423,600	15,116,166
Trimble Navigation Limited*	567,400	15,237,527
		46,092,572
Farm Machinery - 1.77%
AGCO Corporation*	445,500	16,470,135

Finance Companies - 4.16%
Financial Federal Corporation	539,175	14,191,086
Portfolio Recovery Associates, Inc.*	549,800	24,526,578
		38,717,664
Food and Related - 1.21%
United Natural Foods, Inc.*	366,600	11,238,123

Health Care - Drugs - 3.81%
Adams Respiratory Therapeutics, Inc.*	562,800	18,912,894
Martek Biosciences Corporation*	804,839	16,587,732
		35,500,626
Health Care - General - 6.81%
American Medical Systems Holdings, Inc.*	968,320	20,489,651
Hologic, Inc.*	347,500	20,026,425
Kyphon Inc.*	316,500	14,278,897
Volcano Corporation*	479,100	8,628,591
		63,423,564
Hospital Supply and Management - 9.96%
Cerner Corporation*	458,488	24,962,379
Cytyc Corporation*	412,200	14,105,484
Healthways, Inc.*	617,500	28,865,037
PSS World Medical, Inc.*	1,174,500	24,846,547
		92,779,447
Hotels and Gaming - 2.62%
Scientific Games Corporation, Class A*	742,400	24,369,280

Leisure Time Industry - 1.82%
THQ Inc.*	495,700	16,943,026

Motor Vehicle Parts - 1.73%
LKQ Corporation*	736,900	16,101,265

Petroleum - International - 1.38%
Newfield Exploration Company*	308,800	12,880,048

Petroleum - Services - 3.61%
Dril-Quip, Inc.*	458,600	19,848,208
Oceaneering International, Inc.*	328,100	13,819,572
		33,667,780
Railroad - 2.54%
Westinghouse Air Brake Technologies Corporation	685,400	23,639,446

Restaurants - 3.70%
P.F. Chang's China Bistro, Inc.*	442,200	18,517,125
Panera Bread Company, Class A*	269,600	15,910,444
		34,427,569
Retail - Specialty Stores - 3.42%
Coldwater Creek Inc.*	666,400	13,511,260
Tractor Supply Company*	355,700	18,309,658
		31,820,918
Security and Commodity Brokers - 0.61%
Evergreen Energy Inc.*	861,400	5,659,398

Timesharing and Software - 7.53%
Blackboard Inc.*	640,400	21,527,046
CoStar Group, Inc.*	190,400	8,501,360
FactSet Research Systems, Inc.	176,825	11,113,451
Ultimate Software Group, Inc. (The)*	390,000	10,216,050
WebEx Communications, Inc.*	330,600	18,809,487
		70,167,394

TOTAL COMMON STOCKS - 93.23%		$868,334,533

(Cost: $719,842,040)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Aircraft - 0.54%
United Technologies Corporation,
5.25%, 4-4-07	$5,000	4,997,813

Banks - 1.07%
Lloyds TSB Bank PLC,
5.265%, 4-2-07	10,000	9,998,538

Beverages - 0.86%
Diageo Capital plc (Diageo plc),
5.45%, 4-2-07	8,000	7,998,789

Finance Companies - 0.28%
BP Capital Markets p.l.c.,
5.42%, 4-2-07	2,558	2,557,615

Leisure Time Industry - 0.64%
Walt Disney Company (The),
5.49%, 4-2-07	6,000	5,999,085

Mining - 1.07%
BHP Billiton Finance (USA) Limited (BHP Billiton Limited),
5.27%, 4-25-07	10,000	9,964,867

Publishing - 0.22%
Gannett Co., Inc.,
5.32%, 4-5-07	2,077	2,075,772

Utilities - Electric - 0.52%
Detroit Edison Co.,
5.37%, 4-2-07	4,824	4,823,280

Utilities - Gas and Pipeline - 0.62%
Michigan Consolidated Gas Co.,
5.33%, 4-2-07	5,800	5,799,141

Utilities - Telephone - 0.79%
AT&T Inc.,
5.44%, 4-2-07	2,386	2,385,639
Verizon Communications Inc.,
5.35%, 4-4-07	5,000	4,997,771
		7,383,410

Total Commercial Paper - 6.61%		61,598,310

Municipal Obligation - Taxable - 0.16%
California
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds (Atlantic Richfield Company Project), Series 1997 (Taxable), (BP p.l.c.),
5.29%, 4-10-07	1,500	1,500,000

TOTAL SHORT-TERM SECURITIES - 6.77%		$63,098,310

(Cost: $63,098,310)

TOTAL INVESTMENT SECURITIES - 100.00%		$931,432,843

(Cost: $782,940,350)

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Small Cap Fund, Inc.
(Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: May 30, 2007

By /s/Theodore W. Howard
Theodore W. Howard, Principal Financial Officer

Date: May 30, 2007